Inventories - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Classes of inventories [Line Items]
Cost of goods sold (Note 5)	$ 13,814	$ 13,380
Biological Assets	33	2
Inventories	4,975	4,917
Retail [Member]
Classes of inventories [Line Items]
Inventories	3,772	3,729
Potash [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 5)	1,103	1,183
Inventories	275	259
Nitrogen [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 5)	2,148	2,145
Inventories	482	415
Phosphate [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 5)	1,373	1,473
Inventories	446	514
Inventories [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 5)	$ 13,465	$ 13,083